Consolidated balance sheet $ in Millions, $ in Millions	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Current Assets
Cash and cash equivalents	$ 620	$ 673
Accounts receivable	3,624	3,092
Loans receivable from affiliates (Note 12)	0	1,217
Inventories	936	724
Other current assets (Note 8)	2,152	1,717
Total current assets	7,332	7,423
Plant, Property and Equipment (Note 9)	75,940	70,182
Net Investment in Leases (Note 10)	1,895	0
Equity investments	9,535	8,441
Long-Term Loans Receivable from Affiliate (Notes 7 and 12)	0	238
Restricted Investments	2,108	2,182
Regulatory Assets (Note 13)	1,910	1,767
Goodwill (Note 14)	12,843	12,582
Other Long-Term Assets (Note 15)	2,785	1,403
Total assets	114,348	104,218
Current Liabilities
Notes payable (Note 16)	6,262	5,166
Accounts payable and other (Note 17)	7,149	5,099
Dividends payable	930	879
Accrued interest	668	577
Current portion of long-term debt (Note 20)	1,898	1,320
Total current liabilities	16,907	13,041
Regulatory Liabilities (Note 13)	4,520	4,300
Other Long-Term Liabilities (Note 18)	1,017	1,059
Deferred Income Tax Liabilities (Note 19)	7,648	6,142
Long-Term Debt (Note 20)	39,645	37,341
Junior Subordinated Notes (Note 21)	10,495	8,939
Total liabilities	80,232	70,822
EQUITY
Common shares, no par value (Note 24)	28,995	26,716
Preferred shares (Note 25)	2,499	3,487
Additional paid-in capital	722	729
Retained earnings	819	3,773
Accumulated other comprehensive income/(loss) (Note 26)	955	(1,434)
Controlling Interests	33,990	33,271
Non-controlling interests (Note 23)	126	125
Total Equity	34,116	33,396
Total Liabilities and Equity	$ 114,348	$ 104,218